PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Summary of property, equipment and software

	As of December 31,
	2020	2021
	US$	US$
Machinery and laboratory equipment	4,150,822	5,252,399
Leasehold improvements	915,208	1,152,743
Electronic equipment	962,684	1,863,956
Furniture and tools	106,492	81,467
Vehicles	126,764	87,680
Software	95,586	371,636
Total property, equipment and software	6,357,556	8,809,881
Less: accumulated depreciation and amortization	(4,290,431)	(5,322,264)
Net book value	2,067,125	3,487,617